                      GE LIFE & ANNUITY SEPARATE ACCOUNT I
                 (formerly Life of Virginia Separate Account I)
                              Financial Statements
                          Year ended December 31, 1999
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               Table of Contents

                               December 31, 1999

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Statements of Assets and Liabilities....................................... F-2

Statements of Operations................................................... F-3

Statements of Changes in Net Assets........................................ F-5

Notes to Financial Statements.............................................. F-7

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account I
and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account I (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return and Income Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.-- Government Securities Fund for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account I as of December 31, 1999 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended in conformity with generally accepted accounting principles.

                                      KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Assets and Liabilities

                               December 31, 1999

                                                GE Investments Funds, Inc.
                                           ------------------------------------
                                                       Money   Total
                                            S&P 500   Market  Return   Income
                                           Index Fund  Fund    Fund     Fund
Assets                                     ---------- ------- ------- ---------
Investment in GE Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund (137,383 shares;
  cost -- $2,330,745)..................... $3,860,472     --      --        --
 Money Market Fund (103,007 shares;
  cost -- $102,383).......................        --  103,007     --        --
 Total Return Fund (38,297 shares;
  cost -- $510,450).......................        --      --  607,392       --
 Income Fund (103,793 shares;
  cost -- $1,256,061).....................        --      --      --  1,194,659
                                           ---------- ------- ------- ---------
 Total assets............................. $3,860,472 103,007 607,392 1,194,659
                                           ========== ======= ======= =========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      3,047   5,126   1,770     5,596
                                           ---------- ------- ------- ---------
 Total liabilities........................      3,047   5,126   1,770     5,596
                                           ---------- ------- ------- ---------
 Net assets...............................  3,857,425  97,881 605,622 1,189,063
                                           ========== ======= ======= =========
Analysis of Net Assets
Attributable to:
 Flexible premium variable life insurance
  policyholders........................... $3,857,425  92,599 605,622    40,139
 GE Life and Annuity Assurance Company....        --    5,282     --  1,148,924
                                           ---------- ------- ------- ---------
 Net assets............................... $3,857,425  97,881 605,622 1,189,063
                                           ========== ======= ======= =========
 Outstanding units attributable to
  policyholders...........................     34,521   4,644  11,369     3,805
                                           ========== ======= ======= =========
 Net asset value per unit................. $   111.74   19.94   53.27     10.55
                                           ========== ======= ======= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                            Statements of Operations

                                              GE Investments Funds, Inc.
                                         -------------------------------------
                                                                   Government
                                                                   Securities
                                            S&P 500 Index Fund        Fund
                                         ------------------------ ------------
                                                                  Period from
                                                                   January 1,
                                                                    1997 to
                                         Year ended December 31,  December 11,
                                           1999    1998    1997       1997
                                         -------- ------- ------- ------------
Investment income:
 Income -- Ordinary dividends........... $ 27,543  29,478  34,439       --
 Expenses -- Mortality and expense risk
  charges
  (note 3)..............................   18,999  15,812  13,073       275
                                         -------- ------- -------    ------
Net investment income (expense).........    8,544  13,666  21,366      (275)
                                         -------- ------- -------    ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  191,256  95,254  25,044    14,693
 Unrealized appreciation (depreciation)
  on investments........................  439,776 565,867 576,234    52,703
 Capital gain distribution..............   38,036 104,514  40,429       --
                                         -------- ------- -------    ------
Net realized and unrealized gain (loss)
 on investments.........................  669,068 765,635 641,707    67,396
                                         -------- ------- -------    ------
Increase (decrease) in net assets from
 operations............................. $677,612 779,301 663,073    67,121
                                         ======== ======= =======    ======

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Money Market Fund      Total Return Fund
                                   ----------------------- --------------------
                                    Year ended December    Year ended December
                                            31,                    31,
                                    1999    1998     1997   1999   1998   1997
                                   ------  -------  ------ ------ ------ ------
Investment income:
 Income -- Ordinary dividends....  $5,178   60,571  93,738 12,228 12,450 12,791
 Expenses -- Mortality and
  expense risk charges
  (note 3).......................     495      576     413  2,943  2,625  2,387
                                   ------  -------  ------ ------ ------ ------
Net investment income (expense)..   4,683   59,995  93,325  9,285  9,825 10,404
                                   ------  -------  ------ ------ ------ ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)........     437   35,355     243  9,449  4,570  9,612
 Unrealized appreciation (depre-
  ciation) on investments........    (437) (35,355)  4,052 36,330 49,885  2,077
 Capital gain distribution.......     --       --      --  14,354 16,503 54,531
                                   ------  -------  ------ ------ ------ ------
Net realized and unrealized gain
 (loss) on investments...........     --       --    4,295 60,133 70,958 66,220
                                   ------  -------  ------ ------ ------ ------
Increase (decrease) in net assets
 from operations.................  $4,683   59,995  97,620 69,418 80,783 76,624
                                   ======  =======  ====== ====== ====== ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                              GE Investments Funds, Inc.
                                                     (continued)
                                         -------------------------------------
                                                     Income Fund
                                         -------------------------------------
                                                                  Period from
                                                                  December 12,
                                                                    1997 to
                                         Year ended December 31,  December 31,
                                             1999         1998        1997
                                         ------------  -----------------------
Investment income:
 Income -- Ordinary dividends........... $     62,256      57,521    2,969
 Expenses -- Mortality and expense risk
  charges (note 3)......................          206         210       13
                                         ------------  ----------    -----
Net investment income (expense).........       62,050      57,311    2,956
                                         ------------  ----------    -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............           31         592     (144)
 Unrealized appreciation (depreciation)
  on investments........................      (81,499)     20,898     (800)
 Capital gain distribution..............        1,925      10,151      --
                                         ------------  ----------    -----
Net realized and unrealized gain (loss)
 on investments.........................      (79,543)     31,641     (944)
                                         ------------  ----------    -----
Increase (decrease) in net assets from
 operations............................. $    (17,493)     88,952    2,012
                                         ============  ==========    =====

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Changes in Net Assets

                                         GE Investments Funds, Inc.
                               -------------------------------------------------
                                          S&P 500                  Government
                                         Index Fund              Securities Fund
                               --------------------------------  ---------------
                                                                   Period from
                                                                 January 1, 1997
                                  Year ended December 31,        to December 11,
                                  1999       1998       1997          1997
                               ----------  ---------  ---------  ---------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)..................  $    8,544     13,666     21,366          (275)
 Net realized gain (loss)....     191,256     95,254     25,044        14,693
 Unrealized appreciation
  (depreciation) on
  investments................     439,776    565,867    576,234        52,703
 Capital gain distribution...      38,036    104,514     40,429           --
                               ----------  ---------  ---------    ----------
Increase (decrease) in net
 assets from operations......     677,612    779,301    663,073        67,121
                               ----------  ---------  ---------    ----------
From capital transactions:
 Net premiums................     129,972    130,672    135,730         5,808
 Loan interest...............      (3,555)    (3,856)    (4,224)          (75)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits.............     (57,237)    (7,089)    (1,896)          --
  Surrenders.................    (112,781)   (93,428)   (28,932)       (2,083)
  Loans......................    (136,455)       974       (803)          467
  Cost of insurance
   (note 3)..................    (146,949)  (138,225)  (126,732)       (4,109)
  Transfer gain (loss) and
   transfer fees.............      (7,100)      (781)    (3,324)        1,728
  Capital contribution (with-
   drawal)...................         --         --         --     (1,077,814)
Transfers (to) from the
   Guarantee Account.........         --         106        --            --
Interfund transfers..........     (31,561)       283    (25,477)      (65,455)
                               ----------  ---------  ---------    ----------
Increase (decrease) in net
 assets from capital
 transactions................    (365,666)  (111,344)   (55,658)   (1,141,533)
                               ----------  ---------  ---------    ----------
Increase (decrease) in net
 assets......................     311,946    667,957    607,415    (1,074,412)
Net assets at beginning of
 year........................   3,545,479  2,877,522  2,270,107     1,074,412
                               ----------  ---------  ---------    ----------
Net assets at end of year....  $3,857,425  3,545,479  2,877,522           --
                               ==========  =========  =========    ==========

                                 GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                               Money Market Fund             Total Return Fund
                          ------------------------------  -------------------------
                            Year ended December 31,       Year ended December 31,
                           1999       1998       1997      1999     1998     1997
                          -------  ----------  ---------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    4,683      59,995     93,325    9,285    9,825   10,404
 Net realized gain
  (loss)................      437      35,355        243    9,449    4,570    9,612
 Unrealized appreciation
  (depreciation) on
  investments...........     (437)    (35,355)     4,052   36,330   49,885    2,077
 Capital gain
  distribution..........      --          --         --    14,354   16,503   54,531
                          -------  ----------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations.............    4,683      59,995     97,620   69,418   80,783   76,624
                          -------  ----------  ---------  -------  -------  -------
From capital
 transactions:
 Net premiums...........    4,475       5,705      6,957   32,651   34,420   34,821
 Loan interest..........      (94)        (81)       (22)  (1,249)  (1,133)  (1,356)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........      --          --         --       --       --    (1,883)
  Surrenders............  (46,085)     (3,904)       --   (11,297)  (4,083) (30,483)
  Loans.................       78        (120)       (74)  (6,933)   1,137   (6,398)
  Cost of insurance
   (note 3).............   (6,791)    (11,292)   (10,681) (39,997) (37,929) (35,165)
  Transfer gain (loss)
   and transfer fees....     (265)     (6,072)    17,954     (320)     (85)  (1,218)
  Capital contribution
   (withdrawal).........      --   (1,918,081)       --       --       --       --
 Transfers (to) from the
  Guarantee Account.....      --          --         --       --       --       --
 Interfund transfers....   32,065      18,769     30,083      336      --     2,778
                          -------  ----------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........  (16,617) (1,915,076)    44,217  (26,809)  (7,673) (38,904)
                          -------  ----------  ---------  -------  -------  -------
Increase (decrease) in
 net assets.............  (11,934) (1,855,081)   141,837   42,609   73,110   37,720
Net assets at beginning
 of year................  109,815   1,964,896  1,823,059  563,013  489,903  452,183
                          -------  ----------  ---------  -------  -------  -------
Net assets at end of
 year...................   97,881     109,815  1,964,896  605,622  563,013  489,903
                          =======  ==========  =========  =======  =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                                 GE Investments Funds, Inc.
                                                         (continued)
                                                -------------------------------
                                                         Income Fund
                                                -------------------------------
                                                   Year ended December 31,
                                                  1999       1998       1997
                                                ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..............  $  62,050     57,311      2,956
 Net realized gain (loss).....................         31        592       (144)
 Unrealized appreciation (depreciation) on
  investments.................................    (81,499)    20,898       (800)
 Capital gain distribution....................      1,925     10,151        --
                                                ---------  ---------  ---------
Increase (decrease) in net assets from
 operations...................................    (17,493)    88,952      2,012
                                                ---------  ---------  ---------
From capital transactions:
 Net premiums.................................      4,961      5,397        229
 Loan interest................................       (167)      (149)        12
 Transfers (to) from the general account of
  GE Life and Annuity:
  Death benefits..............................        --         --         --
  Surrenders..................................       (850)    (2,195)       --
  Loans.......................................        103       (316)       --
  Cost of insurance (note 3)..................     (3,706)    (3,628)      (161)
  Transfer gain (loss) and transfer fees......         83         25        (39)
  Capital contribution (withdrawal)...........        --         --   1,077,814
Transfers (to) from the Guarantee Account.....        --         --         --
Interfund transfers...........................       (840)   (19,052)    58,071
                                                ---------  ---------  ---------
Increase (decrease) in net assets from capital
 transactions.................................       (416)   (19,918) 1,135,926
                                                ---------  ---------  ---------
Increase (decrease) in net assets.............    (17,909)    69,034  1,137,938
Net assets at beginning of year...............  1,206,972  1,137,938        --
                                                ---------  ---------  ---------
Net assets at end of year.....................  1,189,063  1,206,972  1,137,938
                                                =========  =========  =========


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account I, formerly Life of Virginia Separate Account I, (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity prior to December 31, 1988. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  On December 12, 1997, the Account added the GE Investments Funds, Inc.-- Income Fund as a new investment subdivision and made a substitution of shares of the GE Investments Funds, Inc.--Government Securities for shares of the GE Investments Funds, Inc.--Income Fund. The foregoing substitution was carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                            Cost of   Proceeds
                                                             Shares     from
Fund                                                        Acquired Shares Sold
----                                                        -------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund........................................ $210,652   530,527
 Money Market Fund.........................................   42,058    53,789
 Total Return Fund.........................................   62,609    65,738
 Income Fund...............................................   69,467     6,003

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 1999, 1998 and 1997 are as follows:

                                           GE Investments Funds, Inc.
                                     ------------------------------------------
                                     S&P 500  Government  Money   Total
                                      Index   Securities Market  Return  Income
                                      Fund       Fund     Fund    Fund    Fund
                                     -------  ---------- ------  ------  ------
Units outstanding at December 31,
 1996............................... 40,336      2,615    3,463  13,084     --
                                     ------     ------   ------  ------  ------
 Net premiums.......................  2,340        231      396     931      23
 Loan interest......................    (73)        (3)      (1)    (36)      1
 Transfers (to) from the general
  account of
  GE Life and Annuity:
  Death benefits....................    (33)       --       --      (50)    --
  Surrenders........................   (499)       (83)     --     (816)    --
  Loans.............................    (14)        19       (4)   (171)    --
  Cost of insurance................. (2,184)      (164)    (608)   (941)    (16)
 Interfund transfers................   (439)    (2,615)   1,712      74   5,807
                                     ------     ------   ------  ------  ------
Net increase (decrease) in units
 from capital transactions..........   (902)    (2,615)   1,495  (1,009)  5,815
                                     ------     ------   ------  ------  ------
Units outstanding at December 31,
 1997............................... 39,434        --     4,958  12,075   5,815
                                     ------     ------   ------  ------  ------
 Net premiums.......................  1,603        --       336     743     531
 Loan interest......................    (47)       --        (5)    (24)    (15)
 Transfers (to) from the general
  account of
  GE Life and Annuity:
  Death benefits....................    (87)       --       --      --      --
  Surrenders........................ (1,146)       --      (230)    (88)   (216)
  Loans.............................     12        --        (7)     25     (31)
  Cost of insurance................. (1,695)       --      (664)   (820)   (357)
  Transfers (to) from the Guarantee
   Account..........................      1        --       --      --      --
 Interfund transfers................      3        --     1,104     --   (1,877)
                                     ------     ------   ------  ------  ------
Net increase (decrease) in units
 from capital transactions.......... (1,356)       --       534    (164) (1,965)
                                     ------     ------   ------  ------  ------
Units outstanding at December 31,
 1998............................... 38,078        --     5,492  11,911   3,850
                                     ------     ------   ------  ------  ------
From capital transactions:
 Net premiums.......................  1,290        --       232     668     449
 Loan interest......................    (35)       --        (5)    (26)    (15)
 Transfers (to) from the general
  account of
  GE Life and Annuity:
  Death benefits....................   (568)       --       --      --      --
  Surrenders........................ (1,119)       --    (2,390)   (231)    (77)
  Loans............................. (1,354)       --         4    (142)      9
  Cost of insurance................. (1,458)       --      (352)   (818)   (335)
 Interfund transfers................   (313)       --     1,663       7     (76)
                                     ------     ------   ------  ------  ------
 Net increase (decrease) in units
  from capital transactions......... (3,557)       --      (848)   (542)    (45)
                                     ------     ------   ------  ------  ------
 Units outstanding at December 31,
  1999.............................. 34,521        --     4,644  11,369   3,805
                                     ======     ======   ======  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, and .50% for the Money Market, Total Return, and Income Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.